LONG-TERM DEBT	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
LONG-TERM DEBT
12.	LONG-TERM DEBT

Long-term debt consisted of the following:

	December 31,
	2013	2012
2013 Senior Notes	$1,000,000	$—
Studio City Notes	825,000	825,000
2011 Credit Facilities	673,883	1,014,729
Aircraft Term Loan	34,577	40,245
2010 Senior Notes(1)	—	593,967
RMB Bonds	—	367,645
Deposit-Linked Loan	—	353,278

	$2,533,460	$3,194,864
Current portion of long-term debt	(262,566)	(854,940)

	$2,270,894	$2,339,924

City of Dreams Project Facility

On September 5, 2007, Melco Crown Macau (the “Borrower”) entered into the City of Dreams Project Facility, which was subsequently amended from time to time, with certain lenders in an aggregate amount of $1,750,000 to fund the City of Dreams project. The City of Dreams Project Facility consisted of a $1,500,000 term loan facility (the “Term Loan Facility”) and a $250,000 revolving credit facility (the “Revolving Credit Facility”). The Term Loan Facility would have matured on September 5, 2014 and was subject to quarterly amortization payments that commenced on December 5, 2010. The Revolving Credit Facility would have matured on September 5, 2012 or, if earlier, the date of repayment, prepayment or cancellation in full of the Term Loan Facility, and had no interim amortization payments. In addition, the Borrower was also subject to quarterly mandatory prepayments in respect of various amounts within certain affiliates and subsidiaries of the Borrower (together with the Borrower collectively referred to as the “Borrowing Group”) under the terms of the City of Dreams Project Facility.

Drawdowns on the Term Loan Facility were subject to satisfaction of conditions precedent specified in the City of Dreams Project Facility and the Revolving Credit Facility was to be made available on a fully revolving basis from the date upon which the Term Loan Facility had been fully drawn, to the date that was one month prior to the Revolving Credit Facility’s final maturity date.

The indebtedness under the City of Dreams Project Facility was guaranteed by the Borrowing Group and security for the indebtedness included a first-priority mortgage, security and charges over certain assets and items of the Borrowing Group as well as other customary security in accordance with the terms of the City of Dreams Project Facility. The City of Dreams Project Facility also contained certain covenants customary for such financings and required the Borrowing Group to comply with certain financial covenants. In addition, there were provisions that limited or prohibited payments of certain dividends and other distributions by the Borrowing Group to the Company or persons who are not members of the Borrowing Group (described in further detail in Note 20).

Borrowings under the City of Dreams Project Facility bore interest at the London Interbank Offered Rate (“LIBOR”) or Hong Kong Interbank Offered Rate (“HIBOR”) plus a margin of 2.75% per annum until substantial completion of the City of Dreams project, at which time the interest rate was reduced to LIBOR or HIBOR plus a margin of 2.50% per annum. The City of Dreams Project Facility also provided for further reductions in the margin if the Borrowing Group satisfied certain prescribed leverage ratio tests upon completion of the City of Dreams project.

The Borrower was obligated to pay a commitment fee quarterly in arrears on the undrawn amount of the City of Dreams Project Facility throughout the availability period. The Borrower recognized loan commitment fees on the City of Dreams Project Facility of $461 during the year ended December 31, 2011.

In connection with the signing of the City of Dreams Project Facility, Melco Crown Macau entered into certain floating-for-fixed interest rate swap agreements during the years 2008 and 2009 to limit its exposure to interest rate risk. All these interest rate swap agreements expired during the years 2011 and 2012. Under the interest rate swap agreements, Melco Crown Macau paid a fixed interest rate ranging from 1.96% to 4.74% per annum of the notional amount, and received variable interest which was based on the applicable HIBOR for each of the payment dates. Before the amendment of the City of Dreams Project Facility on June 30, 2011 as disclosed below, these interest rate swap agreements were expected to remain highly effective in fixing the interest rate and qualify for cash flow hedge accounting. Therefore, there was no impact on the consolidated statements of operations from changes in the fair value of the hedging instruments. Instead the fair value of the instruments were recorded as assets or liabilities on the consolidated balance sheets, with an offsetting adjustment to the accumulated other comprehensive loss until the hedged interest expenses were recognized in the consolidated statements of operations. Immediately after the amendment of the City of Dreams Project Facility on June 30, 2011, the interest rate swap agreements no longer qualified for hedge accounting. Accordingly, the Group reclassified the accumulated losses of $4,310 recognized in accumulated other comprehensive losses prior to the discontinuance of hedge accounting to the consolidated statements of operations for the year ended December 31, 2011. The subsequent changes in fair value of the interest rate swap agreements were recognized in the consolidated statements of operations during the years 2011 and 2012.

During the year ended December 31, 2011, the Borrower repaid $89,158 and prepaid $20,896 of the Term Loan Facility, according to the quarterly amortization payments and the quarterly mandatory prepayments, respectively, and the Borrower also made voluntary repayments of $7,022 before the amendment to the City of Dreams Project Facility on June 30, 2011 as described below.

2011 Credit Facilities

On June 30, 2011, the City of Dreams Project Facility was amended pursuant to an amendment agreement entered into by, among others, the Borrower and certain lenders under the City of Dreams Project Facility on June 22, 2011. The 2011 Credit Facilities, which was subsequently amended from time to time, among other things: (i) reduced the Term Loan Facility to HK$6,241,440,000 (equivalent to $802,241) (the “2011 Term Loan Facility”) and increased the Revolving Credit Facility to HK$3,120,720,000 (equivalent to $401,121) (the “2011 Revolving Credit Facility”), both of which are denominated in Hong Kong dollars; (ii) introduced new lenders and remove certain lenders originally under the City of Dreams Project Facility; (iii) extended the repayment maturity date; (iv) reduced and removed certain restrictions imposed by the covenants in the City of Dreams Project Facility; and (v) removed MPEL (Delaware) LLC, a wholly-owned subsidiary of the Borrower which was subsequently dissolved on May 31, 2012, from the Borrowing Group (the “2011 Borrowing Group”).

The final maturity date of the 2011 Credit Facilities is June 30, 2016. The 2011 Term Loan Facility is repayable in quarterly instalments according to an amortization schedule which commenced on September 30, 2013. Each loan made under the 2011 Revolving Credit Facility is repayable in full on the last day of an agreed upon interest period in respect of the loan, generally ranging from one to six months, or rolling over subject to compliance with certain covenants and satisfaction of conditions precedent. The Borrower may make voluntary prepayments in respect of the 2011 Credit Facilities in a minimum amount of HK$160,000,000 (equivalent to $20,566), plus the amount of any applicable break costs. The Borrower is also subject to mandatory prepayment requirements in respect of various amounts within the 2011 Borrowing Group, including but not limited to: (i) the net proceeds received by any member of the 2011 Borrowing Group in respect of the compulsory transfer, seizure or acquisition by any governmental authority of the assets of any member of the 2011 Borrowing Group (subject to certain exceptions); (ii) the net proceeds of certain asset sales, subject to reinvestment rights and certain exceptions, which are in excess of $15,000; (iii) net termination, claim or settlement proceeds paid under the Borrower’s subconcession or the 2011 Borrowing Group’s land concessions, subject to certain exceptions; (iv) insurance proceeds net of expenses to obtain such proceeds under the property insurances relating to the total loss of all or substantially all of the Altira Macau gaming business; and (v) other insurance proceeds net of expenses to obtain such proceeds under any property insurances, subject to reinvestment rights and certain exceptions, which are in excess of $15,000.

Drawdowns on the 2011 Term Loan Facility were subject to satisfaction of conditions precedent specified in the 2011 Credit Facilities and the 2011 Revolving Credit Facility is to be made available on a fully revolving basis to the date that is one month prior to the 2011 Revolving Credit Facility’s final maturity date.

The indebtedness under the 2011 Credit Facilities is guaranteed by the 2011 Borrowing Group. Security for the 2011 Credit Facilities included: a first priority mortgage over all land where Altira Macau and City of Dreams are located, such mortgages also cover all present and any future buildings on, and fixtures to, the relevant land; an assignment of any land use rights under land concession agreements, leases or equivalents; charges over the bank accounts in respect of the 2011 Borrowing Group, subject to certain exceptions; assignment of the rights under certain insurance policies; first priority security over the chattels, receivables and other assets of the 2011 Borrowing Group which are not subject to any security under any other security documentation; first priority charges over the issued share capital of the 2011 Borrowing Group and equipment and tools used in the gaming business by the 2011 Borrowing Group; as well as other customary security.

The 2011 Credit Facilities also contain certain covenants customary for such financings including, but not limited to: limitations on (i) incurring additional liens; (ii) incurring additional indebtedness (including guarantees); (iii) making certain investments; (iv) paying dividends and other restricted payments; (v) creating any subsidiaries; (vi) selling assets; and (vii) entering into any contracts for the construction or financing of an additional hotel tower in connection with the development of City of Dreams except in accordance with plans approved by the lenders in accordance with the terms of the 2011 Credit Facilities. The 2011 Credit Facilities removed the financial covenants under the City of Dreams Project Facility, and replaced them with, without limitation, a leverage ratio, total leverage ratio and interest cover ratio. The first test date of the financial covenants was September 30, 2011.

Management believes that the 2011 Borrowing Group was in compliance with all financial covenants of the 2011 Credit Facilities as of December 31, 2013.

There are provisions that limit or prohibit certain payments of dividends and other distributions by the 2011 Borrowing Group to the Company or persons who are not members of the 2011 Borrowing Group (described in further detail in Note 20). As of December 31, 2013 and 2012, the net assets of the 2011 Borrowing Group of approximately $3,220,000 and $2,382,000, respectively, were restricted from being distributed under the terms of the 2011 Credit Facilities.

Borrowings under the 2011 Credit Facilities bear interest at HIBOR plus a margin ranging from 1.75% to 2.75% per annum as adjusted in accordance with the leverage ratio in respect of the 2011 Borrowing Group. The Borrower may select an interest period for borrowings under the 2011 Credit Facilities of one, two, three or six months or any other agreed period. The Borrower is obligated to pay a commitment fee quarterly in arrears from June 30, 2011 on the undrawn amount of the 2011 Revolving Credit Facility throughout the availability period. Loan commitment fees on the 2011 Credit Facilities amounting to $2,453, $1,324 and $950 were recognized during the years ended December 31, 2013, 2012 and 2011, respectively.

As of December 31, 2012, the 2011 Term Loan Facility has been fully drawn down and HK$1,653,154,570 (equivalent to $212,488) under the 2011 Revolving Credit Facility has also been drawn down. During the year ended December 31, 2013, the Group repaid HK$998,630,400 (equivalent to $128,358) under the 2011 Term Loan Facility according to the quarterly amortization schedule which commenced on September 30, 2013 and repaid HK$1,653,154,570 (equivalent to $212,488) under the 2011 Revolving Credit Facility. As of December 31, 2013, the Group had total outstanding borrowings of HK$5,242,809,600 (equivalent to $673,883) under the 2011 Credit Facilities. The entire 2011 Revolving Credit Facility of HK$3,120,720,000 (equivalent to $401,121) remains available for future drawdown.

The Group accounted for the amendment of the City of Dreams Project Facility as an extinguishment of debt because the difference between the applicable future cash flows under the 2011 Credit Facilities compared with the applicable future cash flows under the City of Dreams Project Facility as of the amendment date, June 30, 2011 was in excess of 10% of such applicable future cash flows. The Group wrote off the unamortized deferred financing costs of $25,193 upon the extinguishment of the City of Dreams Project Facility as loss on extinguishment of debt in the consolidated statements of operations for the year ended December 31, 2011 and the 2011 Credit Facilities was recognized at fair value upon the extinguishment. In addition, the Group capitalized the third party fees and related issuance costs in relation to the 2011 Credit Facilities of $29,328 as deferred financing costs.

2010 Senior Notes

On May 17, 2010, MCE Finance Limited (“MCE Finance”, a wholly-owned subsidiary of the Company) issued and listed the 2010 Senior Notes of $600,000 on the Official List of Singapore Exchange Securities Trading Limited (“SGX-ST”). The purchase price paid by the initial purchasers was 98.671% of the principal amount. The 2010 Senior Notes were general obligations of MCE Finance, secured by a first-priority pledge of the intercompany note (the “Intercompany Note”) representing the on-lending of the gross proceeds from the issuance of the 2010 Senior Notes by MCE Finance to an indirect subsidiary of MCE Finance to reduce the indebtedness under the City of Dreams Project Facility, ranked equally in right of payment to all existing and future senior indebtedness of MCE Finance and ranked senior in right of payment to any existing and future subordinated indebtedness of MCE Finance. The 2010 Senior Notes were effectively subordinated to all of MCE Finance’s existing and future secured indebtedness to the extent of the value of the assets securing such debt. The Company and MPEL International Limited (together, the “Senior Guarantors”), fully and unconditionally and jointly and severally guaranteed the 2010 Senior Notes on a senior secured basis. Certain other indirect subsidiaries of MCE Finance (the “Subsidiary Group Guarantors”), including Melco Crown Macau (together with the Senior Guarantors, the “2010 Senior Notes Guarantors”), fully and unconditionally and jointly and severally guaranteed the 2010 Senior Notes on a senior subordinated secured basis. The guarantees provided by the Senior Guarantors were general obligations of the Senior Guarantors, ranked equally in right of payment with all existing and future senior indebtedness of the Senior Guarantors and ranked senior in right of payment to any existing and future subordinated indebtedness of the Senior Guarantors. The guarantees provided by the Subsidiary Group Guarantors are general obligations of the Subsidiary Group Guarantors, ranked subordinated in right of payment to indebtedness of such Subsidiary Group Guarantors’ obligations under the designated senior indebtedness described in the related offering memorandum and ranked senior in right of payment to any existing and future subordinated indebtedness of such Subsidiary Group Guarantors. Upon entering of the 2011 Credit Facilities, the guarantees provided under the 2010 Senior Notes were amended with the principal effect being that claims of noteholders under the 2010 Senior Notes against subsidiaries of MCE Finance that are obligors under the 2011 Credit Facilities would rank equally in right of payment with claims of lenders under the 2011 Credit Facilities. The 2010 Senior Notes would have matured on May 15, 2018. Interest on the 2010 Senior Notes was accrued at a rate of 10.25% per annum and was payable semi-annually in arrears on May 15 and November 15 of each year, commenced on November 15, 2010.

The net proceeds from the offering after deducting the original issue discount of approximately $7,974 and underwriting commissions and other expenses of approximately $14,960 was approximately $577,066. The Group used the net proceeds from the offering to reduce the indebtedness under the City of Dreams Project Facility by approximately $444,066 and deposited the remaining $133,000 in a bank account that was restricted for use to pay future City of Dreams Project Facility’s quarterly amortization payments commenced in December 2010. The restriction was released upon the amendment of the City of Dreams Project Facility on June 30, 2011 as described above. The 2010 Senior Notes were reflected net of discount under long-term debt in the consolidated balance sheets. The Group capitalized the underwriting fee and related issuance costs in relation to the 2010 Senior Notes of $14,585 as deferred financing costs.

MCE Finance had the option to redeem all or part of the 2010 Senior Notes at any time prior to May 15, 2014, at a “make-whole” redemption price. Thereafter, MCE Finance had the option to redeem all or a portion of the 2010 Senior Notes at any time at fixed redemption prices that declined ratably over time.

Prior to May 15, 2013, MCE Finance had the option to redeem up to 35% of the 2010 Senior Notes with the net cash proceeds from one or more certain equity offerings at a fixed redemption price. In addition, under certain circumstances and subject to certain exceptions as more fully described in the indenture, MCE Finance also had the option to redeem in whole, but not in part of the 2010 Senior Notes at fixed redemption prices.

The indenture governing the 2010 Senior Notes contained certain covenants that, subject to certain exceptions and conditions, limited the ability of MCE Finance and its restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger.

There were provisions under the indenture of the 2010 Senior Notes that limited or prohibited certain payments of dividends and other distributions by MCE Finance and its respective restricted subsidiaries to the Company or persons who were not MCE Finance or members of MCE Finance respective restricted subsidiaries, subject to certain exceptions and conditions (described in further detail in Note 20). As of December 31, 2012, the net assets of MCE Finance and its respective restricted subsidiaries of approximately $2,500,000 were restricted from being distributed under the terms of the 2010 Senior Notes.

MCE Finance had entered into a registration rights agreement whereby MCE Finance registered the notes to be issued in an exchange offer for the 2010 Senior Notes with the U.S. Securities and Exchange Commission in August 2010 and with further amendments filed in October and November 2010 in connection with the exchange offer, which registration statement was effective on November 12, 2010.

On October 30, 2012, MCE Finance received unrevoked consents from the holders (the “Holders”) of the requisite aggregate principal amount of the 2010 Senior Notes necessary to approve certain proposed amendments to, among other things, allowed MCE Finance to (i) make an additional $400,000 of restricted payments to fund the Studio City project and (ii) have the flexibility to transact with, and use any revenues or other payments generated or derived from, certain projects and to provide for certain other technical amendments (the “Proposed Amendments”) to the indenture governing the 2010 Senior Notes and executed a supplemental indenture to give effect to the Proposed Amendments. The Group capitalized the payments to the agent and Holders who had validly delivered a consent to the Proposed Amendments totaling $14,795 as deferred financing costs and expensed the third party fee of $3,277 as a result of the aforementioned debt modification.

On January 28, 2013, MCE Finance made a cash tender offer to repurchase the 2010 Senior Notes at a cash consideration plus accrued interest and also solicited consents to amend the terms of the 2010 Senior Notes to substantially remove the debt incurrence, restricted payment and other restrictive covenants (the “Tender Offer”). Closing of the Tender Offer and consent solicitation were conditioned upon MCE Finance receiving net proceeds from offering of the 2013 Senior Notes (as described below) in an amount sufficient to repurchase the tendered 2010 Senior Notes and related fees and expenses and other general conditions. The Tender Offer expired on February 26, 2013 and $599,135 aggregate principal amount of the 2010 Senior Notes were tendered. On February 27, 2013, MCE Finance elected to redeem the remaining outstanding 2010 Senior Notes in aggregate principal amount of $865 on March 28, 2013, at a price equal to 100% of the principal amount outstanding plus applicable premium as of, and accrued and unpaid interest to March 28, 2013. The accounting for the total redemption costs of $102,497, unamortized deferred financing costs of $23,793 and unamortized issue discount of $5,962 in relation to the 2010 Senior Notes as of the redemption date are disclosed as below under the 2013 Senior Notes.

RMB Bonds

On May 9, 2011, the Company issued and listed the RMB Bonds of RMB2,300,000,000 (equivalent to $353,278 based on exchange rate on transaction date) on SGX-ST. The RMB Bonds were priced at par. The RMB Bonds were direct, general, unconditional, unsubordinated and unsecured obligations of the Company, which at all times ranked equally without any preference or priority among themselves and at least equally with all of the Company’s other present and future unsecured and unsubordinated obligations, save for such obligations as may be preferred by provisions of law that were both mandatory and of general application. The RMB Bonds would have matured on May 9, 2013 and the interest on the RMB Bonds was accrued at a rate of 3.75% per annum and was payable semi-annually in arrears on May 9 and November 9 of each year, commenced on November 9, 2011.

The Company had the option to redeem in whole, but not in part under certain circumstances as defined in the indenture, the RMB Bonds at any time prior to May 9, 2012 at an additional redemption price. Thereafter, the Company had the option to redeem in whole, but not in part, the RMB Bonds at any time after May 9, 2012 at a fixed redemption price.

The indenture governing the RMB Bonds contained certain negative pledge and financial covenants, providing that the Company should not create or permit to subsist any security interest upon the whole or any part of the Company’s present or future undertaking, assets or revenues to secure any relevant indebtedness or guarantee of relevant indebtedness without: (i) at the same time or prior thereto securing the RMB Bonds equally and rateably therewith to the satisfaction of the trustee under the RMB Bonds; or (ii) providing such other security for the RMB Bonds as the trustee may in its absolute discretion consider to be not materially less beneficial to the interests of the holders of the RMB Bonds or as may be approved by an extraordinary resolution of bondholders. In addition, the Company was also required to comply with certain financial covenants, including maintaining a specified consolidated tangible net worth and a leverage ratio.

The Company capitalized the underwriting fee and related issuance costs in relation to the RMB Bonds of $6,619 as deferred financing costs.

On March 11, 2013, the Company early redeemed the RMB Bonds in full in aggregate principal amount of RMB2,300,000,000 (equivalent to $368,177) together with accrued interest, which was partially funded from net proceeds from offering of the 2013 Senior Notes (described below). The Group wrote off the unamortized deferred financing costs of $586 immediately before redemption of the RMB Bonds as loss on extinguishment of debt in the consolidated statements of operations for the year ended December 31, 2013.

Deposit-Linked Loan

On May 20, 2011, the Company entered into the Deposit-Linked Loan with a lender in an amount of HK$2,748,500,000 (equivalent to $353,278 based on exchange rate on transaction date), which was secured by a deposit in an amount of RMB2,300,000,000 (equivalent to $353,278 based on exchange rate on transaction date) from the proceeds of the RMB Bonds as described above. The Deposit-Linked Loan would have matured on May 20, 2013 or, if earlier, at any time with 30 days’ prior notice given to the lender, the Company may prepay the whole or any part of not less than HK$500,000,000 (equivalent to $64,267) of the Deposit-Linked Loan outstanding. The Deposit-Linked Loan bore interest at a rate of 2.88% per annum and was payable semi-annually in arrears on May 8 and November 8 of each year, commenced on November 8, 2011. On the same date, the Company entered into two RMB forward exchange rate contracts in an aggregate amount of RMB52,325,000 (approximately $8,000) for settlement of the RMB Bonds interest payable at fixed exchange rates on November 9, 2011 and May 9, 2012, respectively, and during the year ended December 31, 2012, the Company entered into another RMB forward exchange rate contract of RMB25,845,867 (approximately $4,000) for settlement of the RMB Bonds interest payable at fixed exchange rate on November 9, 2012. During the years ended December 31, 2012 and 2011, the Company settled the outstanding forward exchange rate contracts and the gain on the forward exchange rate contracts of $138 and nil were reclassified from accumulated other comprehensive losses to interest expenses, respectively.

The Company capitalized the underwriting fee and related issuance costs in relation to the Deposit-Linked Loan of $800 as deferred financing costs. As of December 31, 2012, the RMB Bonds proceeds held as a security deposit of RMB2,300,000,000 (equivalent to $367,645), required to be set aside for the duration of this debt was recorded as current portion of restricted cash in the consolidated balance sheets.

On March 4, 2013, the Company prepaid in full the Deposit-Linked Loan in aggregate principal amount of HK$2,748,500,000 (equivalent to $353,278) with accrued interest and a deposit in an amount of RMB2,300,000,000 (equivalent to $368,177) from the proceeds of the RMB Bonds, for security of the Deposit-Linked Loan, was released on the same date.

Aircraft Term Loan

On June 25, 2012, MCE Transportation Limited (“MCE Transportation”), an indirect subsidiary of the Company, entered into a $43,000 term loan facility agreement to partly finance the acquisition of an aircraft (the “Aircraft Term Loan”). Principal and interest repayments are payable quarterly in arrears commenced on September 27, 2012 until maturity on June 27, 2019, interest is calculated based on LIBOR plus a margin of 2.80% per annum and the loan may be prepaid in whole or in part of not less than $1,000 and 10 days’ prior notice given. The Aircraft Term Loan is guaranteed by the Company and security includes a first-priority mortgage on the aircraft itself; pledge over the MCE Transportation bank accounts; assignment of insurances (other than third party liability insurance); and an assignment of airframe and engine warranties. The Aircraft Term Loan must be prepaid in full if any of the following events occurs: (i) a change of control; (ii) the sale of all or substantially all of the components of the aircraft; (iii) the loss, damage or destruction of the entire or substantially the entire aircraft. Other covenants include lender’s approval for any capital expenditure not incurred in the ordinary course of business or any subsequent indebtedness exceeding $1,000 by MCE Transportation. As of December 31, 2013, the Aircraft Term Loan has been fully drawn down and utilized with other funds of the Group, to fund the purchase of the aircraft. As of December 31, 2013 and 2012, the carrying value of aircraft was $46,437 and $51,900, respectively.

2013 Senior Notes

On February 7, 2013, MCE Finance issued and listed the 2013 Senior Notes of $1,000,000 and priced at 100% at par on the SGX-ST. The 2013 Senior Notes are general obligations of MCE Finance, rank equally in right of payment to all existing and future senior indebtedness of MCE Finance and rank senior in right of payment to any existing and future subordinated indebtedness of MCE Finance and effectively subordinated to all of MCE Finance’s existing and future secured indebtedness to the extent of the value of the assets securing such debt. Certain subsidiaries of MCE Finance (the “2013 Senior Notes Guarantors”) jointly, severally and unconditionally guarantee the 2013 Senior Notes on a senior basis. The guarantees are joint and several general obligations of the 2013 Senior Notes Guarantors, rank equally in right of payment with all existing and future senior indebtedness of the 2013 Senior Notes Guarantors, and rank senior in right of payment to any existing and future subordinated indebtedness of the 2013 Senior Notes Guarantors. The 2013 Senior Notes mature on February 15, 2021. Interest on the 2013 Senior Notes is accrued at a rate of 5% per annum and is payable semi-annually in arrears on February 15 and August 15 of each year, commenced on August 15, 2013.

The net proceeds from the offering of the 2013 Senior Notes, after deducting the underwriting commissions and other expenses of approximately $14,500, was approximately $985,500. The Group used part of the net proceeds from the offering to (i) repurchase in full the 2010 Senior Notes of $600,000 and fund the related redemption costs of the 2010 Senior Notes of $102,497 and (ii) for the partial repayment of the RMB Bonds on March 11, 2013. As a result, in accordance with the applicable accounting standards, the Group recorded a $50,256 loss on extinguishment of debt in the consolidated statements of operations for the year ended December 31, 2013 which comprised the portion of the redemption costs of $38,949, write off of respective portion of unamortized deferred financing costs of $9,041 and unamortized issue discount of $2,266 related to the 2010 Senior Notes and recorded $10,538 costs associated with debt modification in the consolidated statements of operations for the year ended December 31, 2013 which represented the portion of the underwriting fee and other third party costs incurred in connection with the issuance of the 2013 Senior Notes. The remaining portion of the underwriting fee and other third party costs of $6,523 were capitalized as deferred financing costs.

MCE Finance has the option to redeem all or a portion of the 2013 Senior Notes at any time prior to February 15, 2016, at a “make-whole” redemption price. Thereafter, MCE Finance has the option to redeem all or a portion of the 2013 Senior Notes at any time at fixed redemption prices that decline ratably over time.

MCE Finance has the option to redeem up to 35% of the 2013 Senior Notes with the net cash proceeds from one or more certain equity offerings at a fixed redemption price at any time prior to February 15, 2016. In addition, under certain circumstances and subject to certain exceptions as more fully described in the indenture, MCE Finance also has the option to redeem in whole, but not in part of the 2013 Senior Notes at fixed redemption prices.

The indenture governing the 2013 Senior Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of MCE Finance and its restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. As of December 31, 2013, management believes that MCE Finance was in compliance with each of the financial restrictions and requirements.

There are provisions under the indenture of the 2013 Senior Notes that limit or prohibit certain payments of dividends and other distributions by MCE Finance and its respective restricted subsidiaries to the Company or persons who are not MCE Finance or members of MCE Finance respective restricted subsidiaries, subject to certain exceptions and conditions (described in further detail in Note 20). As of December 31, 2013, the net assets of MCE Finance and its respective restricted subsidiaries of approximately $3,296,000 were restricted from being distributed under the terms of the 2013 Senior Notes.

Studio City Notes

On November 26, 2012, Studio City Finance Limited (“Studio City Finance”, an indirect subsidiary which the Company holds 60% interest) issued and listed the Studio City Notes of $825,000 priced at 100% at par on the SGX-ST. The Studio City Notes are general obligations of Studio City Finance, secured by a first-priority security interest in certain specific bank accounts incidental to the Studio City Notes and a pledge of any intercompany loans from Studio City Finance to or on behalf of Studio City Investments Limited (“Studio City Investments”, a wholly-owned direct subsidiary of Studio City Finance and the immediate holding company of Studio City Company Limited (“Studio City Company” or the “Studio City Borrower”, a wholly-owned indirect subsidiary of Studio City Finance)) or its subsidiaries entered into subsequent to the issue date of the Studio City Notes, rank equally in right of payment to all existing and future senior indebtedness of Studio City Finance and rank senior in right of payment to any existing and future subordinated indebtedness of Studio City Finance. The Studio City Notes are effectively subordinated to all of Studio City Finance’s existing and future secured indebtedness to the extent of the value of the property and assets securing such indebtedness. All of the existing direct and indirect subsidiaries of Studio City Finance and any other future restricted subsidiaries that provide guarantees of certain specified indebtedness (including the Studio City Project Facility as described below) (the “Studio City Notes Guarantors”) jointly, severally and unconditionally guarantee the Studio City Notes on a senior basis (the “Guarantees”). The Guarantees are general obligations of the Studio City Notes Guarantors, rank equally in right of payment with all existing and future senior indebtedness of the Studio City Notes Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the Studio City Notes Guarantors. The Guarantees are effectively subordinated to the Studio City Notes Guarantors’ obligations under the Studio City Project Facility and any future secured indebtedness that is secured by property and assets of the Studio City Notes Guarantors to the extent of the value of such property and assets. The Studio City Notes mature on December 1, 2020 and the interest on the Studio City Notes is accrued at a rate of 8.50% per annum and is payable semi-annually in arrears on June 1 and December 1 of each year, commenced on June 1, 2013.

The net proceeds from the offering, after deducting the underwriting commissions and other expenses of approximately $13,200, was approximately $811,800. Studio City Finance uses the net proceeds from the offering to fund the Studio City project and the related fees and expenses. The net proceeds from the offering was deposited in a bank account of Studio City Finance (the “Escrow Account”) and was restricted for use, which was subsequently released upon signing of the Studio City Project Facility on January 28, 2013. Upon release from the Escrow Account, all the net proceeds were deposited in a bank account of Studio City Finance (the “Note Proceeds Account”) and are available for payment of construction and development costs and other project costs of the Studio City project with conditions and sequence for disbursements in accordance with an agreement (the “Note Disbursement and Account Agreement”) as described below, except for a portion of net proceeds amounting to $239,594, which represents the sum of interest expected to accrue on the Studio City Notes through to the 41-month anniversary of their issue date, which was deposited in a bank account of Studio City Finance (the “Note Interest Reserve Account”), and is restricted for use to pay future interest payments until the opening date (as defined in the Studio City Project Facility, the “Opening Date”) of the Studio City project. Concurrent with the submission of the first utilization request under the Studio City Project Facility, an amount equal to the six-month sum of interest due on the Studio City Notes of $35,063 will be released from the Note Interest Reserve Account and be deposited in a bank account (the “Note Debt Service Reserve Account”) of Studio City Company, the borrower under the Studio City Project Facility, and the remaining amount in the Note Interest Reserve Account (less an amount equal to the pro-rated portion of interest due on the next interest payment date) will be released and be deposited in a bank account of Studio City Company (the “Revenue Account”). The security agent of the Studio City Project Facility has security over the Note Debt Service Reserve Account and the Revenue Account.

During the year ended December 31, 2013, Studio City Finance repaid Studio City Notes interest expenses amounting to $71,099 with funds from the Note Interest Reserve Account. As of December 31, 2013, net proceeds of Studio City Notes amounted to $572,206 and $168,495 were placed in the Note Proceeds Account and Note Interest Reserve Account, respectively. The Group classified 12-month sum of interest due on the Studio City Notes of $70,125 in the Note Interest Reserve Account and the entire balance of $572,206 in the Note Proceeds Account as current portion of restricted cash, while the remaining amount in the Note Interest Reserve Account of $98,370 was classified as non-current portion of restricted cash on the consolidated balance sheets.

The Group capitalized the underwriting fee and related issuance costs in relation to the Studio City Notes of $21,669 as deferred financing costs.

On November 26, 2012, Studio City Finance and Studio City Company entered into a Note Disbursement and Account Agreement with certain banks and other parties to, among other things, establish the conditions and sequence of funding of the Studio City project costs. The Studio City project costs are financed in the following order:

•	the funding from the Company and the ultimate noncontrolling shareholder of Studio City Finance in an aggregate amount of $825,000 are used until it has been exhausted;

•	thereafter, the proceeds in the Note Proceeds Account are used until they have been exhausted; and

•	thereafter, the proceeds of the Studio City Project Facility, including any proceeds in any construction disbursement accounts or other accounts established under the Studio City Project Facility, to the extent established for such purpose under the Studio City Project Facility, are used until they have been exhausted.

The Studio City Notes are subject to a special mandatory redemption at a redemption price in the event that i) the Studio City Project Facility is not executed on or before March 31, 2013; and ii) the funds are not released from the Note Proceeds Account prior to January 28, 2014, the date that is one year from the date of the execution of the Studio City Project Facility due to the failure of the conditions precedent (subject to certain exceptions) to first utilization of the Studio City Project Facility to be satisfied or waived by such date. The first condition was satisfied with execution of the Studio City Project Facility on January 28, 2013 and the second conditions were subsequently satisfied and the first disbursement funds on the Studio City Notes were released from the Note Proceeds Account to a bank account of Studio City Finance (the “Note Disbursement Account”) for the Studio City project cost payments on January 17, 2014.

Studio City Finance has the option to redeem all or a portion of the Studio City Notes at any time prior to December 1, 2015, at an additional redemption price. Thereafter, Studio City Finance has the option to redeem all or a portion of the Studio City Notes at any time at fixed redemption prices that decline ratably over time.

Studio City Finance has the option to redeem up to 35% of the Studio City Notes with the net cash proceeds of certain equity offerings at a fixed redemption price at any time prior to December 1, 2015. In addition, under certain circumstances and subject to certain exceptions as more fully described in the indenture, Studio City Finance also has the option to redeem in whole, but not in part of the Studio City Notes at fixed redemption prices.

The indenture governing the Studio City Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Finance and its restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. As of December 31, 2013, management believes that Studio City Finance was in compliance with each of the financial restrictions and requirements.

There are provisions under the indenture of the Studio City Notes that limit or prohibit certain payments of dividends and other distributions by Studio City Finance and its respective restricted subsidiaries to the Company or persons who are not Studio City Finance or members of Studio City Finance respective restricted subsidiaries, subject to certain exceptions and conditions (described in further detail in Note 20). As of December 31, 2013 and 2012, the net assets of Studio City Finance and its respective restricted subsidiaries of approximately $171,000 and $252,000, respectively, were restricted from being distributed under the terms of the Studio City Notes.

Studio City Project Facility

On January 28, 2013, the facility agreement for the senior secured credit facilities (the “Studio City Project Facility”) in an aggregate amount of HK$10,855,880,000 (equivalent to $1,395,357) to fund the Studio City project was executed. The Studio City Project Facility contained certain conforming and other minor changes to the terms and conditions set out in a commitment letter (the “Commitment Letter”) entered by the Company, New Cotai Investments, LLC (“New Cotai Investments”), the indirect holding company of New Cotai, LLC, the noncontrolling shareholder who owns a 40% interest in Studio City International Holdings Limited (“Studio City International”), an indirect subsidiary in which the Company holds a 60% interest and the Studio City Borrower with certain lenders (the “Studio City Lenders”) on October 19, 2012. The Studio City Project Facility is denominated in Hong Kong dollars with an aggregate amount of HK$10,855,880,000 (equivalent to $1,395,357) and consists of a HK$10,080,460,000 (equivalent to $1,295,689) term loan facility (the “Studio City Term Loan Facility”) and a HK$775,420,000 (equivalent to $99,668) revolving credit facility (the “Studio City Revolving Credit Facility”). The Studio City Term Loan Facility matures on January 28, 2018 and is subject to quarterly amortization payments commencing on the earlier of (i) December 31, 2016, the first fiscal quarter end date falling not less than 45 months after January 28, 2013; and (ii) the end of the second full fiscal quarter after the Opening Date of the Studio City project. Amounts under the Studio City Term Loan Facility may be borrowed from and after the date that certain conditions precedent are satisfied until July 28, 2014, the date falling 18 months after January 28, 2013. The Studio City Revolving Credit Facility matures on January 28, 2018 and has no interim amortization. The Studio City Revolving Credit Facility may be utilized prior to the Opening Date for project costs by way of issue of letters of credit to a maximum of HK$387,710,000 (equivalent to $49,834), and may be borrowed in full on a revolving basis after the Opening Date. Borrowings under the Studio City Project Facility bear interest at HIBOR plus a margin of 4.50% per annum until the last day of the second full fiscal quarter after the Opening Date, at which time the interest rate shall bear interest at HIBOR plus a margin ranging from 3.75% to 4.50% per annum as determined in accordance with the total leverage ratio in respect of Studio City Investments, Studio City Company and its subsidiaries (together, the “Studio City Borrowing Group”).

The indebtedness under the Studio City Project Facility is guaranteed by Studio City Investments and its subsidiaries (other than the Studio City Borrower). Security for the Studio City Project Facility included: a first priority mortgage over the land where Studio City is located, such mortgage will also cover all present and any future buildings on, and fixtures to, the relevant land; an assignment of any land use rights under land concession agreements, leases or equivalent; as well as other customary security. Certain accounts of Melco Crown Macau relating solely to the operation of the Studio City gaming area are pledged as security for the Studio City Project Facility.

The Studio City Project Facility contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Investments and its restricted subsidiaries to, among other things, (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) paying dividends and other restricted payments; and (vii) effect a consolidation or merger. The Studio City Project Facility also contains certain financial covenants and the first test date of these financial covenants is the earlier of June 30, 2016 and the end of the second full financial quarter after Opening Date.

The Studio City Borrower is required to hedge not less than 50% of the outstanding indebtedness under the Studio City Term Loan Facility by way of interest rate swap agreements, caps, collars or other agreements agreed with the facility agent under the Studio City Project Facility to limit the impact of increases in interest rates on its floating rate debt, for a period of not less than three years from the date of the Studio City Project Facility. No hedge agreement has been entered as at December 31, 2013 as the Studio City Borrower has not drawn down on the Studio City Project Facility.

There are provisions that limit or prohibit certain payments of dividends and other distributions by the Studio City Borrowing Group to the Company or persons who are not members of the Studio City Borrowing Group (described in further detail in Note 20). As of December 31, 2013, the net assets of Studio City Investments and its respective restricted subsidiaries of approximately $217,000 were restricted from being distributed under the terms of the Studio City Project Facility.

The Studio City Borrower is obligated to pay a commitment fee quarterly in arrears on the undrawn amount of the Studio City Project Facility throughout the availability period which started from January 28, 2013. The Studio City Borrower recognized loan commitment fees on the Studio City Project Facility of $23,190 during the year ended December 31, 2013.

In connection with the Studio City Project Facility, Studio City International is required to procure a contingent equity undertaking or similar (with a liability cap of $225,000) granted in favor of the security agent for the Studio City Project Facility to, amongst other things, pay agreed project costs (i) associated with construction of Studio City (ii) for which the facility agent under the Studio City Project Facility has determined there is no other available funding under the terms of the Studio City Project Facility. In support of such contingent equity undertaking, Studio City International has deposited and maintained a bank balance of $225,000 in an account secured in favor of the security agent for the Studio City Project Facility (“Cash Collateral”) as of December 31, 2013. The Cash Collateral is required to be maintained until the construction completion date of the Studio City has occurred, certain debt service reserve and accrual accounts have been funded to the required balance and the financial covenants have been complied with. As of December 31, 2013, the Cash Collateral is classified as non-current portion of restricted cash in the consolidated balance sheets.

The Studio City Borrower had not drawn down on the Studio City Term Loan Facility and the Studio City Revolving Credit Facility during the year ended December 31, 2013. As of December 31, 2013, the Studio City Term Loan Facility of HK$10,080,460,000 (equivalent to $1,295,689) and the Studio City Revolving Credit Facility of HK$775,420,000 (equivalent to $99,668) remains available for future draw down, subject to satisfaction of certain conditions precedent.

Philippine Notes

On December 19, 2013, MCE Leisure (Philippines) Corporation (“MCE Leisure”), an indirect subsidiary of the Company and MCP, priced its PHP15 billion (equivalent to $340,000 at date of pricing) 5.00% senior notes, due 2019 (the “Philippine Notes”) at par of 100% of the principal amount and offered to certain primary institutional lenders as noteholders via a private placement in the Philippines. The issuance of the Philippine Notes, subject to customary closing conditions, was subsequently completed on January 24, 2014.

The Philippine Notes are general obligations of MCE Leisure, secured on a first-ranking basis by pledge of shares of all present and future direct and indirect subsidiaries of MCP, rank equally in right of payment with all existing and future senior indebtedness of MCE Leisure (save and except for any statutory preference or priority) and rank senior in right of payment to any existing and future subordinated indebtedness of MCE Leisure.

The Philippine Notes are guaranteed by MCE, MCP and all present and future direct and indirect subsidiaries of MCP (subject to certain limited exceptions) (collectively the “Philippine Guarantors”), jointly and severally with MCE Leisure on a senior basis. The guarantees are general obligations of the Philippine Guarantors, rank equally in right of payment with all existing and future senior indebtedness of the Guarantors (except for any statutory preference or priority) and rank senior in right of payment to any existing and future subordinated indebtedness of the Philippine Guarantors.

The Philippine Notes mature on January 24, 2019. Interest on the Philippine Notes is accrued at a rate of 5.00% per annum and is payable semi-annually in arrears on January 24 and July 24 of each year, commencing on July 24, 2014. In addition, the Philippine Notes includes a tax gross up provision requiring MCE Leisure to pay without any deduction or withholding for or on account of tax.

The net proceeds from the offering of the Philippine Notes, after deducting the underwriting commissions and other expenses of PHP230,769,231 (equivalent to $5,182), was PHP14,769,230,769 (equivalent to $331,643). MCE Leisure will use the net proceeds from the offering to fund the City of Dreams Manila project, refinancing of debt and general corporate purposes.

MCE Leisure has the option to redeem all or a portion of the Philippine Notes at any time prior to January 24, 2015 at additional redemption price as defined in the notes facility and security agreement (the “Notes Facility and Security Agreement”) governing the Philippine Notes. Thereafter, MCE Leisure has the option to redeem all or a portion of the Philippine Notes at any time at fixed redemption prices that decline ratably over time.

The Notes Facility and Security Agreement contains certain covenants that, subject to certain exceptions and conditions, limit the ability of MCP and its subsidiaries, including MCE Leisure to, among other things: (i) incur or guarantee additional indebtedness; (ii) sell assets; (iii) create liens; and (iv) effect a consolidation and merger.

The Philippine Notes are exempted from registration with Philippine Securities and Exchange Commission (the “Philippine SEC”) under the Philippine Securities Regulation Code Rule (“SRC Rule”) 9.2.2(B) promulgated by Philippine SEC as the Philippine Notes were offered via private placement to not more than nineteen primary institutional lenders. Accordingly, the Philippine Notes are subject to the conditions of SRC Rule 9.2.2(B), which limits the assignment and transfer of the Philippine Notes to primary institutional lenders only and requires the Philippine Notes to be held by not more than nineteen primary institutional lenders at any time before their maturity.

Total interest on long-term debt consisted of the following:

	Year Ended December 31,
	2013	2012	2011
Interest for Studio City Notes**	$71,099	$5,844	$—
Interest for 2013 Senior Notes**	44,998	—	—
Interest for 2011 Credit Facilities*	16,841	21,849	13,731
Interest for 2010 Senior Notes	6,028	61,500	61,500
Amortization of discount in connection with issuance of 2010 Senior Notes	71	801	723
Interest for RMB Bonds	2,610	13,666	8,647
Interest for Deposit-Linked Loan	1,728	10,064	6,300
Interest for Aircraft Term Loan**	1,191	705	—
Interest for City of Dreams Project Facility	—	—	13,269

	$144,566	$114,429	$104,170
Interest capitalized	(25,259)	(7,900)	(3,157)

	$119,307	$106,529	$101,013

*	Long-term debt repayable within five years
**	Long-term debt repayable after five years

During the years ended December 31, 2013, 2012 and 2011, the Group’s average borrowing rates were approximately 5.36%, 5.06% and 5.50% per annum, respectively.

Scheduled maturities of the long-term debt as of December 31, 2013 are as follows:

Year ending December 31,
2014	$262,566
2015	262,749
2016	166,667
2017	6,415
2018	6,615
Over 2018	1,828,448

$2,533,460

The long-term debt are repayable as follows:

	December 31,
	2013	2012
Within one year	$262,566	$854,940
More than one year, but not exceeding two years	262,749	262,559
More than two years, but not exceeding five years	179,697	648,339
More than five years(1)	1,828,448	1,429,026

	$2,533,460	$3,194,864
Less: Amounts due within one year classified as current liabilities	(262,566)	(854,940)

	$2,270,894	$2,339,924

Note

(1)	Net of unamortized issue discount for the 2010 Senior Notes of approximately $6,033 as of December 31, 2012.